CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss)/income		¥ 10,002		$ 1,409	¥ 1,367		¥ (645)
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Share-based compensation		1,834		258	1,188		1,681
Equity in (income)/loss of affiliates		(1,072)		(151)	586		(96)
Loss from disposal of property, equipment and software		25		4	24		97
Gain from disposal of long-term investment		(11)		(1)	(23)		(63)
Gain from disposal of subsidiaries							(4)
Impairments of long-term investments		115		16	949		96
Gain from settlement of contingency consideration related to a business combination							(30)
Gain on loan forgiveness							(68)
Changes in fair value for equity securities investment and exchangeable senior notes		1,507		212	(1,338)		170
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments					(1,135)
Gain from foreign currency forwards		(22)		(3)	(59)		(57)
Allowance for credit losses		79		11	296		141
Depreciation of property, equipment and software		627		88	632		723
Amortization of intangible assets and land use rights		190		27	243		298
Amortization of right of use assets		235		33	416		392
Deferred income tax (benefits)/expenses		(761)		(107)	295		(337)
Changes in current assets and liabilities, net of effects of business acquisitions and disposals:
Increase in accounts receivable		(6,026)		(849)	(701)		(468)
Decrease/(increase) in due from related parties		(936)		(132)	(240)		149
Increase in prepayments and other current assets		(2,101)		(296)	(1,659)		(560)
Decrease/(increase) in long-term receivables		(84)		(12)	7		38
Increase in accounts payable		8,977		1,264	1,309		1,513
(Decrease)/increase in due to related parties		147		21	18		(97)
Increase in salary and welfare payable		1,432		202	24		361
(Decrease)/increase in taxes payable		1,203		169	(228)		(149)
(Decrease)/increase in advances from customers		5,129		722	708		(69)
(Decrease)/increase in accrued liability for rewards program		648		91	(4)		(78)
(Decrease)/increase in other payables and accruals		867		122	(34)		(463)
Net cash provided by operating activities		22,004		3,098	2,641		2,475
Cash flows from investing activities:
Purchase of property, equipment and software		(606)		(85)	(497)		(570)
Cash paid for long-term investments		(9,153)		(1,289)	(12,258)		(6,818)
Cash paid for business combinations, net of cash acquired		0		0	(5)		(42)
Purchase of intangible assets					(1)		(1)
Decrease in short-term investments		3,827		539	13,297		3,233
Cash received from loans to the users		24,523		3,454	5,499		4,542
Cash paid for loans to the users		(25,018)		(3,524)	(5,277)		(4,709)
Net change in loans to the users with terms of less than three months		(428)		(60)	217		(1,050)
Cash received from disposal of long-term investments		12,774		1,800	161		1,269
Cash disposed from disposal of subsidiaries							(2)
Net cash (used in)/provided by investing activities		5,919		835	1,136		(4,148)
Cash flows from financing activities:
Proceeds from short-term bank loans		34,562		4,868	23,294		28,653
Repayment of short-term bank loans		(40,756)		(5,740)	(28,164)		(23,053)
Proceeds from long-term bank loans		11,915		1,678	9,808		15
Repayment of long-term loans, including current portion		(7,682)		(1,083)	(10,371)		(3,608)
Proceeds from issuance of ordinary shares net of issuance cost (Note 18)							7,984
Proceeds from exercise of share options		399		56	179		307
Cash paid for acquisition of additional equity interests of subsidiaries		(264)		(37)	(116)		(321)
Cash paid for repurchasing of ordinary shares		(1,617)		(228)
Cash paid for settlement of convertible notes					(521)		(6,426)
Proceeds from securitization debt		968		136			752
Cash paid for settlement of securitization debt		(72)		(10)	(826)		(384)
Net cash provided by/(used in) financing activities		(2,547)		(360)	(6,717)		3,919
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		120		18	231		(465)
Net increase/(decrease) in cash and cash equivalents, restricted cash		25,496		3,591	(2,709)		1,781
Cash and cash equivalents, restricted cash, beginning of year		18,487	[1]	2,604	21,196	[1]	19,415
Cash and cash equivalents, restricted cash, end of year	[1]	43,983		6,195	18,487		21,196
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		1,290		182	471		753
Cash paid for interest, net of amounts capitalized		1,889		266	1,444		1,498
Supplemental schedule of non-cash investing and financing activities
Non-cash consideration paid for business acquisitions, investments and non-controlling interest					(6)		(278)
Accruals related to purchase of property, equipment and software		(36)		(5)	(28)		(94)
Unpaid cash consideration for business acquisitions and acquisition of additional equity interest of subsidiary		¥ (1)		$ 0	¥ (32)		¥ (309)

[1]	As of December 31, 2021, cash and cash equivalents and restricted cash are RMB19.8 billion and RMB1.4 billion respectively.